Contingent Liabilities and Financial Commitments - Class Actions - Additional Information (Details) £ in Millions, $ in Millions	Dec. 31, 2021 CAD ($) ACTION	Dec. 31, 2021 GBP (£) ACTION	Mar. 01, 2019 CAD ($)	Mar. 01, 2019 GBP (£)
Canada
Disclosure Of Commitments And Contingencies [Line Items]
Number of class actions	11	11
Quebec Class Actions
Disclosure Of Commitments And Contingencies [Line Items]
Share of judgement			$ 9,200	£ 5,400.0
Initial deposit paid to the court			$ 758	£ 443.0
Knight Class Action
Disclosure Of Commitments And Contingencies [Line Items]
Cost order amount	$ 5	£ 2.9